Segment information (Tables)	12 Months Ended
Dec. 31, 2017
Segment information
Tabular disclosure of information by geographic area

	Total Revenue
	2017	2016	2015
	$m	$m	$m
UK
External	3,240	1,849	2,176
Intra-Group	5,018	7,503	6,001
	8,258	9,352	8,177
Continental Europe
France	701	899	1,015
Germany	541	615	608
Italy	514	529	544
Spain	447	440	426
Sweden	842	1,522	645
Others	1,512	1,575	1,624
Intra-Group	3,862	4,108	4,664
	8,419	9,688	9,526
The Americas
Canada	482	495	530
US	6,666	7,828	9,949
Others	809	846	1,018
Intra-Group	2,446	3,487	2,167
	10,403	12,656	13,664
Asia, Africa & Australasia
Australia	377	385	435
China	2,955	2,650	2,548
Japan	2,172	2,145	1,985
Others	1,207	1,224	1,205
Intra-Group	41	85	46
	6,752	6,489	6,219
Continuing operations	33,832	38,185	37,586
Intra-Group eliminations	(11,367)	(15,183)	(12,878)
Total Revenue	22,465	23,002	24,708

Export sales from the UK totalled $5,917m for the year ended 31 December 2017 (2016: $8,421m; 2015: $6,851m).

	Operating (loss)/profit			(Loss)/profit before tax
	2017	2016	2015	2017	2016	2015
	$m	$m	$m	$m	$m	$m
UK	(694)	(526)	(743)	(1,146)	(950)	(1,113)
Continental Europe	2,482	3,695	3,412	1,918	3,136	3,023
The Americas	1,242	1,259	1,101	822	919	821
Asia, Africa & Australasia	647	474	344	633	447	338
Continuing operations	3,677	4,902	4,114	2,227	3,552	3,069

Tabular disclosure of assets by geographic area

	Non-current assets			[1]	Total assets
	2017	2016	2015		2017	2016	2015
	$m	$m	$m		$m	$m	$m
UK	5,371	5,127	6,251		12,842	12,704	14,712
Continental Europe	16,305	15,731	8,690		18,962	18,174	10,636
The Americas	24,811	26,044	26,431		28,180	28,792	31,536
Asia, Africa & Australasia	1,024	917	937		3,370	2,856	3,172
Continuing operations	47,511	47,819	42,309		63,354	62,526	60,056

	Assets acquired			[2]	Net operating assets			[3]
	2017	2016	2015		2017	2016	2015
	$m	$m	$m		$m	$m	$m
UK	400	362	1,478		3,351	3,306	3,713
Continental Europe	629	8,494	653		10,228	8,479	3,704
The Americas	585	688	4,147		20,339	20,969	22,334
Asia, Africa & Australasia	138	129	172		1,198	1,030	1,458
Continuing operations	1,752	9,673	6,450		35,116	33,784	31,209
[1]	Non-current assets exclude deferred tax assets and derivative financial instruments.
[2]	Included in Assets acquired are those assets that are expected to be used during more than one period (property, plant and equipment, goodwill and intangible assets).
[3]	Net operating assets exclude short-term investments, cash, short-term borrowings, loans, derivative financial instruments, retirement benefit obligations and non-operating receivables and payables.

	Property, plant and equipment
	2017	2016	2015
	$m	$m	$m
UK	1,455	1,026	1,024
Sweden	1,508	1,142	1,023
US	3,055	3,233	2,986
Rest of the world	1,597	1,447	1,380
Continuing operations	7,615	6,848	6,413

Tabular disclosure of product sales

	2017	2016	2015
	$m	$m	$m
UK	489	487	588
Continental Europe	4,712	4,987	5,180
The Americas	7,467	8,717	11,031
Asia, Africa & Australasia	7,484	7,128	6,842
Continuing operations	20,152	21,319	23,641